Document And Entity Information	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2024
Entity Registrant Name	Paramount Gold Nevada Corp.
Entity Central Index Key	0001629210
Entity Emerging Growth Company	false
Entity File Number	001-36908
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	98-0138393
Entity Address, Address Line One	665 Anderson Street
Entity Address, City or Town	Winnemucca
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89445
City Area Code	775
Local Phone Number	625-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	PZG
Security Exchange Name	NYSEAMER